BOARD OF DIRECTORS - Share activity (Details)	12 Months Ended
	Dec. 31, 2020 shares shares	Dec. 31, 2019 shares shares	Dec. 31, 2018 shares shares	Apr. 07, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	205,000
Reserved (in shares)	118,531,119			121,500,829
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited (in shares)	(186,215)
Not vested (in shares)	839,861
Long Term Incentive Plan For Board of Directors And Former Board Of Supervisory Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	205,000	125,000
Settled (in shares)	0	0	0
Forfeited (in shares)	0	(40,000)	(45,000)
Not vested (in shares)	0	0	0
Reserved (in shares)	0	165,000	80,000
J.H.L. Ernst | Long Term Incentive Plan For Board of Directors And Former Board Of Supervisory Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	40,000	25,000
Settled (in shares)	0	0	0
Forfeited (in shares)	0	(40,000)	(25,000)
Not vested (in shares)	0	0	0
Reserved (in shares)	0	0	0
J. Blaak | Long Term Incentive Plan For Board of Directors And Former Board Of Supervisory Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	0	0
Settled (in shares)	0	0	0
Forfeited (in shares)	0	0	0
Not vested (in shares)	0	0	0
Reserved (in shares)	0	0	0
J.B. Ward | Long Term Incentive Plan For Board of Directors And Former Board Of Supervisory Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	35,000	25,000
Settled (in shares)	0	0	0
Forfeited (in shares)	0	0	0
Not vested (in shares)	0	0	0
Reserved (in shares)	0	35,000	25,000
A. de Winter | Long Term Incentive Plan For Board of Directors And Former Board Of Supervisory Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	40,000	25,000
Settled (in shares)	0	0	0
Forfeited (in shares)	0	0	0
Not vested (in shares)	0	0	0
Reserved (in shares)	0	40,000	25,000
P. Sekhri | Long Term Incentive Plan For Board of Directors And Former Board Of Supervisory Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	50,000	30,000
Settled (in shares)	0	0	0
Forfeited (in shares)	0	0	0
Not vested (in shares)	0	0	0
Reserved (in shares)	0	50,000	30,000
Ms D. Jorn | Long Term Incentive Plan For Board of Directors And Former Board Of Supervisory Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	40,000
Settled (in shares)	0	0
Forfeited (in shares)	0	0
Not vested (in shares)	0	0
Reserved (in shares)	0	40,000
J. Egberts | Long Term Incentive Plan For Board of Directors And Former Board Of Supervisory Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	0	20,000
Settled (in shares)	0	0	0
Forfeited (in shares)	0	0	(20,000)
Not vested (in shares)	0	0	0
Reserved (in shares)	0	0	0
B. Yanni | Long Term Incentive Plan For Board of Directors And Former Board Of Supervisory Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0
Settled (in shares)	0
Forfeited (in shares)	0
Not vested (in shares)	0
Reserved (in shares)	0
M. Pykett | Long Term Incentive Plan For Board of Directors And Former Board Of Supervisory Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0
Settled (in shares)	0
Forfeited (in shares)	0
Not vested (in shares)	0
Reserved (in shares)	0